Annual Total Returns - StrategicAdvisersMunicipalBondFund-PRO - StrategicAdvisersMunicipalBondFund-PRO - Strategic Advisers Municipal Bond Fund	Jul. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 17, 2021
Strategic Advisers Municipal Bond Fund
Bar Chart Table:
Annual Return 2022	(10.58%)